UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-05518

The RBB Fund, Inc.
(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center 103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Salvatore Faia BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway
Wilmington, DE 19809
(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: August 31

Date of reporting period: March 31, 2014

EXPLANATORY NOTE: This filing covers the Dynamic U.S. Growth Fund, formerly of Scotia Institutional Funds, the assets and liabilities of which were acquired by The RBB Fund, Inc., on March 21, 2014.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SCOTIA DYNAMIC U.S. GROWTH FUND

of

The RBB Fund, Inc.

Class I Shares

SEMI-ANNUAL REPORT

March 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Fund.

It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

SCOTIA DYNAMIC U.S. GROWTH FUND

Semi-Annual Investment Adviser’s Report

March 31, 2014

(Unaudited)

March 31, 2014

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the Scotia Dynamic U.S. Growth Fund (“Fund”). In this report, you will find important financial information about the Fund for the six-month period ended March 31, 2014.

Prior to the close of business on March 21, 2014, the Fund operated as the Dynamic U.S. Growth Fund (“Predecessor Fund”), a series of Scotia Institutional Funds (formerly known as DundeeWealth Funds). At a Special Meeting of Shareholders of the Predecessor Fund held on March 14, 2014, the shareholders of the Predecessor Fund approved a tax-free reorganization of the Predecessor Fund into the Fund, a newly-created series of The RBB Fund, Inc. Scotia Institutional Asset Management US, Ltd. (formerly known as GCIC US, Ltd.) served as the sub-adviser for the Predecessor Fund and serves as the investment adviser for the Fund. The investment objectives, policies and strategy of the Predecessor Fund and the Fund are identical and the same portfolio manager continues to manage the portfolio.

Thank you for your investment and confidence in the Fund. We appreciate the opportunity you’ve given us to assist you in meeting your investment goals. We are grateful for the trust you’ve placed in us and wish you all the best in the future.

Sincerely,

Scotia Institutional Asset Management US, Ltd.

SCOTIA DYNAMIC U.S. GROWTH FUND

Performance Data

March 31, 2014

(Unaudited)

Total Returns For the Period Ended March 31, 2014
		Average Annual
	Six Months*	One Year	Three Year	Since Inception**
Scotia Dynamic U.S. Growth Fund - Class I Shares	2.41%	30.63%	10.56%	26.94%
Russell 1000® Growth Index***	11.67%	23.22%	14.62%	21.68%

*	Not annualized.

**

The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”), at which time the Predecessor Fund was reorganized into the Scotia Dynamic U.S. Growth Fund (the “Fund”), a newly created series of The RBB Fund, Inc. The performance shown for periods prior to March 21, 2014 represents the performance for the Predecessor Fund. While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009.

***	Benchmark performance is from inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-888-572-0968.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated March 21, 2014, are 1.20% and 0.84%, respectively, of average daily net assets for Class I Shares. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2015 to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 0.84% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2015, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

From time to time the Fund may focus its investments in one or more specific economic sectors and may be subject to greater risk from downturns affecting a specific sector.

The value of the Fund’s investments in equity securities may fluctuate drastically from day-to-day causing price volatility.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The index assumes the reinvestment of all dividends. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

SCOTIA DYNAMIC U.S. GROWTH FUND

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2013 through March 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class I Shares
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*
Actual	$1,000.00	$1,024.10	$4.24
Hypothetical (5% return before expenses)	1,000.00	1,020.74	4.23

*

Expenses are equal to the Fund’s annualized six month expense ratio of 0.84% for Class I Shares which includes waived fees and reimbursed expenses, multiplied by the average account value over the period multiplied by the number of days (182) in the most recent fiscal half year, then divided by 365 to reflect the one half year period. The Fund’s ending account value on the first line in the table is based on the annualized six month total investment return for the Fund as of March 31, 2014 of 2.41% for Class I Shares.

SCOTIA DYNAMIC U.S. GROWTH FUND

Portfolio Holdings Summary Table

March 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund.

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCKS:
Information Technology	41.8%	$34,455,636
Consumer Discretionary	34.0	27,983,311
Health Care	21.7	17,897,248
Other Assets in Excess of Liabilities	2.5	2,057,995

NET ASSETS	100.0%	$82,394,190

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SCOTIA DYNAMIC U.S. GROWTH FUND

Portfolio of Investments

March 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKSΔ - 97.5%
Consumer Discretionary — 34.0%
Amazon.Com, Inc.*	5,000	$1,682,600
Chipotle Mexican Grill, Inc.*	7,400	4,203,570
Michael Kors Holdings Ltd.*	39,400	3,674,838
Netflix, Inc.*	10,700	3,766,721
Priceline Group Inc/The*	3,600	4,290,804
Tesla Motors, Inc.*	13,800	2,876,610
TripAdvisor, Inc.*	32,800	2,971,352
Under Armour, Inc., Class A*	39,400	4,516,816

		27,983,311

Health Care — 21.7%
Alexion Pharmaceuticals, Inc.*	28,700	4,366,131
Biogen Idec, Inc.*	11,900	3,639,853
Illumina, Inc.*	30,500	4,534,130
Pharmacyclics, Inc.*	16,900	1,693,718
Regeneron Pharmaceuticals, Inc.*	12,200	3,663,416

		17,897,248

	Number of Shares	Value

Information Technology — 41.8%
Facebook, Inc., Class A*	67,900	$4,090,296
Google, Inc., Class A*	4,000	4,458,040
Palo Alto Networks, Inc.*	50,500	3,464,300
Pandora Media, Inc.*	99,700	3,022,904
Salesforce.Com, Inc.*	56,100	3,202,749
ServiceNow, Inc.*	57,200	3,427,424
Splunk, Inc.*	45,200	3,231,348
Tableau Software, Inc., Class A*	39,000	2,967,120
Workday, Inc., Class A*	38,100	3,483,483
Yelp, Inc.*	40,400	3,107,972

		34,455,636

TOTAL COMMON STOCKS (Cost $80,968,574)		80,336,195

TOTAL INVESTMENTS - 97.5% (Cost $80,968,574)		80,336,195

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		2,057,995

NET ASSETS - 100.0%		$82,394,190

*	Non-income producing.
Δ	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

The accompanying notes are an integral part of the financial statements.

SCOTIA DYNAMIC U.S. GROWTH FUND

Statement of Assets and Liabilities

March 31, 2014

(Unaudited)

ASSETS
Investments, at value (Cost $80,968,574)	$80,336,195
Cash	412,317
Receivables for:
Investments sold	5,212,292
Capital shares sold	1,140,302
Prepaid expenses and other assets	9,496

Total assets	87,110,602

LIABILITIES
Payables for:
Investments purchased	520,434
Capital shares redeemed	4,159,984
Investment advisory fees	9,326
Administration and accounting services fees	18,814
Directors’ and officers’ fees	4,751
Other accrued expenses and liabilities	3,103

Total liabilities	4,716,412

Net Assets	$82,394,190

NET ASSETS CONSISTS OF
Paid-in capital	$77,442,819
Undistributed net investment loss	(272,313)
Accumulated net realized gain from investments	5,856,063
Net unrealized depreciation on investments	(632,379)

Net Assets	$82,394,190

I SHARES:
Net Assets applicable to Class I Shares	$82,394,190

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,220,611

Net asset value, offering and redemption price per share	$25.58

The accompanying notes are an integral part of the financial statements.

SCOTIA DYNAMIC U.S. GROWTH FUND

Statement of Operations

For the Six Months Ended March 31, 2014

(Unaudited)

INVESTMENT INCOME
Dividends	$14,282
Interest	227

Total investment income	14,509

EXPENSES
Advisory fees (Note 2)	221,946
Shareholder servicing fees	34,146
Administration and accounting services fees (Note 2)	30,299
Directors’ and officers’ fees	20,322
Audit fees	9,163
Registration and filing fees	8,924
Legal fees	7,510
Transfer agent fees (Note 2)	7,137
Custodian fees (Note 2)	6,978
Printing and shareholder reporting fees	4,251
Insurance Expense	1,302
Other expenses	2,508

Total expenses before waivers and reimbursements	354,486
Less: waivers and reimbursements (Note 2)	(67,664)

Net expenses after waivers and reimbursements	286,822

Net investment loss	(272,313)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	8,788,561
Net change in unrealized depreciation on:
Investments	(10,419,130)

Net realized and unrealized loss from investments	(1,630,569)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,902,882)

The accompanying notes are an integral part of the financial statements.

SCOTIA DYNAMIC U.S. GROWTH FUND

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(272,313)	$(307,756)
Net realized gain from investments	8,788,561	6,250,314
Net change in unrealized appreciation (depreciation) on investments	(10,419,130)	2,137,548

Net increase (decrease) in net assets resulting from operations	(1,902,882)	8,080,106

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Class I Shares
Net realized gains	(5,671,518)	—

Net decrease in net assets from dividends and distributions to shareholders	(5,671,518)	—

CAPITAL TRANSACTIONS:
Capital Transactions:
Class I Shares
Proceeds from shares sold	50,491,800	28,465,703
Reinvestment of distributions	5,501,369	—
Shares redeemed	(21,761,971)	(39,815,730)

Net increase (decrease) in net assets from capital share transactions	34,231,198	(11,350,027)

Total increase (decrease) in net assets	26,656,798	(3,269,921)

NET ASSETS
Beginning of period	55,737,392	59,007,313

End of period	$82,394,190	$55,737,392

Accumulated net investment loss, end of period	$(272,313)	$—

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Shares sold	1,780,118	1,273,440
Shares reinvested	210,700	—
Shares redeemed	(800,961)	(1,871,114)

Net increase (decrease) in shares	1,189,857	(597,674)

The accompanying notes are an integral part of the financial statements.

SCOTIA DYNAMIC U.S. GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the representative periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended March 31, 2014 (Unaudited)(1)		For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(2)
Per Share Operating Performance
Net asset value, beginning of period	$27.45		$22.45	$18.83	$16.36	$12.32	$10.00

Net investment loss(3)	(0.11)		(0.14)	(0.16)	(0.16)	(0.13)	(0.05)
Net realized and unrealized gain from investments	0.81		5.14	4.21	2.82	5.80	2.37

Total from operations	0.70		5.00	4.05	2.66	5.67	2.32

Distributions to shareholders from:
Net investment income	—		—	—	—	(0.23)	—
Net realized gains	(2.57)		—	(0.50)	(0.24)	(1.40)	—

Total Distributions	(2.57)		—	(0.50)	(0.24)	(1.63)	—

Redemption fees added to paid-in capital(3)	—		—	0.07	0.05	— (4)	—

Net asset value, end of period	$25.58		$27.45	$22.45	$18.83	$16.36	$12.32

Total investment return(5)	2.41	%(6)	22.27%	22.31%	16.54%	49.82%	23.20	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,394		$55,737	$59,007	$53,332	$10,319	$616
Ratio of expenses to average net assets with waivers and reimbursements	0.84	%(7)	0.86%	0.95%	0.95%	0.95%	0.95	%(7)
Ratio of expenses to average net assets without waivers and reimbursements	1.04	%(7)	1.13%	1.25%	1.32%	6.14%	30.21	%(7)
Ratio of net investment loss to average net assets	(0.80	)%(7)	(0.63)%	(0.75)%	(0.80)%	(0.90)%	(0.83	)%(7)
Portfolio turnover rate	128.87	%(6)	345.12%	323.54%	358.15%	244.38%	205.10	%(6)

(1)

Effective as of the close of business on March 21, 2014, the Fund acquired all the assets and liabilities of the Dynamic U.S. Growth Fund (“Predecessor Fund”), a series of Scotia Institutional Funds. The financial highlights for the period to that date reflect the performance of the Predecessor Fund.

(2)	The Fund commenced investment operations on March 31, 2009.
(3)	The selected per share data was calculated based on average shares outstanding method for the period.
(4)	Amount represent less than $0.005 per share.
(5)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of the financial statements.

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements

March 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and, a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Scotia Dynamic U.S. Growth Fund (the “Fund”). The Fund is authorized to issue three classes of shares, Institutional Shares, Class I Shares and Class II Shares. As of March 31, 2014, Institutional Shares and Class II shares were not yet being offered to the public.

RBB has authorized capital of one hundred billion shares of common stock of which 81.373 billion shares are currently classified into one hundred and forty-eight classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Fund has issued shares with a par value of $0.001.

Before the Fund commenced operations, all of the assets and liabilities of the Dynamic U.S. Growth Fund (the “Predecessor Fund”), a series of Scotia Institutional Funds, were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred at the close of business on March 21, 2014. The Predecessor Fund commenced operations on March 31, 2009. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to the close of business on March 21, 2014 included herein is that of the Predecessor Fund. See Note 7 for additional information on the Reorganization.

The fiscal year end of the Predecessor Fund was September 30. As part of the Company, the Fund intends to change its year end to August 31 to reflect the year end of the other series of the Company.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Continued)

March 31, 2014

(Unaudited)

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$80,336,195	$80,336,195	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Continued)

March 31, 2014

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s policy is to allocate investment income, expenses and unrealized and realized gains and losses among classes on a daily basis, when applicable. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Fund consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Redemption Fees — On May 13, 2014, the Board of Directors of the Company approved the imposition of a redemption fee of 2.00% on redemptions and exchanges of Fund shares held less than 60 days effective on July 14, 2014. The fees will be reflected on the Statements of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fee or any waivers of such fee at any time.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Continued)

March 31, 2014

(Unaudited)

2. Investment Adviser and Other Services

Scotia Institutional Asset Management U.S., Ltd. (“SIAM” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a fee calculated daily and payable monthly at an annual rate 0.65% of the average daily net assets of the Fund.

Prior to March 21, 2014, Scotia Institutional Investments US, LP (formerly DundeeWealth US, LP) (“SII US”) served as advisor to the Predecessor Fund and SIAM served as a sub-adviser to the Predecessor Fund. SII US was entitled to an advisory fee from the Predecessor Fund at the same rate payable to SIAM as Adviser to the Fund. SII, not the Predecessor fund, paid a sub-advisory fee to SIAM.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares (Institutional Shares and Class II Shares have not commenced operations as of March 31, 2014) until December 31, 2015. Prior to such date, this contractual agreement may only be terminated by the Fund’s Board of Directors. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. Prior to March 21, 2014, SII US contractually agreed to waive fees and reimburse expenses in order to the extent necessary to limit the total annual operating expenses to a specified percentage of the Predecessor Fund’s average daily net assets.

As of March 31, 2014, the amount of the Adviser’s potential recovery for the period March 24, 2014 through March 31, 2014 was as follows:

Expiration

April 30, 2017
$3,178

As of March 31, 2014, the Adviser earned fees of $9,326 for the period from March 24, 2014 through March 31, 2014. For the period March 24, 2014 through March 31, 2014, the Adviser waived fees of $3,178. For the period from October 1, 2013 through March 21, 2014, SII US earned advisory fees of $209,443 and waived fees of $64,486. SII is no longer eligible to recover any amounts previously waived or reimbursed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing these transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Continued)

March 31, 2014

(Unaudited)

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC, serves as the principal underwriter and distributor of Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Shareholder Servicing Plan

Prior to March 21, 2014, the Fund adopted a Class I Shareholder Services Plan. Under the Shareholder Services Plan, the Fund may pay service fees to firms that provide shareholder services, such as responding to shareholder inquiries and assisting shareholders with their accounts, not exceeding ten basis points (0.10%) of each of the Fund’s average daily net assets attributable to Class I Shares.

4. Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. No payments were made to the Directors by the Fund for the period ended March 31, 2014. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

5. Investment in Securities

For the six months ended March 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$112,558,797	$82,741,828

6. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of March 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$80,968,574

Gross unrealized appreciation	$2,946,448
Gross unrealized depreciation	(3,578,827)

Net unrealized appreciation	$(632,379)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Concluded)

March 31, 2014

(Unaudited)

reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Net Unrealized Appreciation
$1,011,325	$1,811,935	$9,702,512

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended September 30, 2013 and fiscal year ended September 30, 2012 were as follows:

	Ordinary Income	Long-Term Gains
2013	$—	$—
2012	$1,229,248	$—

Accumulated capital losses represent net capital loss carry forwards as of September 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2013, the Fund did not have any capital loss carryforwards.

7. Reorganization

At a Special Meeting of Shareholders held on March 14, 2014, shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization pursuant to which the assets and identified liabilities of the Predecessor Fund were transferred to the Fund in exchange for Class I shares of the Fund. The closing of the Reorganization, which was a tax-free transaction, took place at the close of business on March 21, 2014.

Predecessor Fund (Series of Scotia Institutional Funds)	Acquiring Fund (Series of RBB Funds)	Net Assets	Shares Outstanding
Dynamic U.S. Growth Fund Class I	Scotia Dynamic U.S. Growth Fund Class I	$93,463,746.33	3,403,112.214

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund though the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SCOTIA DYNAMIC U.S. GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 572-0968 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between SIAM and the Company (the “Investment Advisory Agreement”) on behalf of the Fund at a meeting of the Board held on February 27, 2014 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial term through August 16, 2015. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In considering the approval of the Investment Advisory Agreement, the Board considered information provided by SIAM with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement with SIAM, the Directors took into account all materials provided prior to and during the Meeting, the presentation made during the Meeting, and the discussions during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by SIAM; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) SIAM’s investment philosophies and processes; (iv) SIAM’s assets under management and client descriptions; (v) SIAM’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) SIAM’s proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) SIAM’s compliance procedures; (viii) SIAM’s financial information and insurance coverage; (ix) the extent to which economies of scale are relevant to the Fund; and (x) performance information provided by SIAM regarding similarly managed accounts.

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by SIAM. The Directors concluded that SIAM has substantial resources to provide services to the Fund.

The Board of Directors also considered the advisory fee rate payable under the Advisory Agreement. In this regard, the Directors noted that SIAM had contractually agreed to waive management fees and reimburse expenses of the Fund until December 31, 2015 to limit total annual operating expenses to agreed upon levels.

After reviewing the information regarding SIAM’s costs, profitability and economies of scale, and after considering the services to be provided by SIAM, the Directors concluded that the investment advisory fees to be paid by the Fund to SIAM was fair and reasonable.

SCOTIA DYNAMIC U.S. GROWTH FUND

Privacy Notice

(Unaudited)

FACTS	WHAT DOES THE SCOTIA DYNAMIC U.S. GROWTH FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information may include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Summit Global Investments U.S. Low Volatility Equity Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your information	Does The Scotia Dynamic U.S. Growth Fund Share?	Can you limit this sharing?
For our everyday business purpose — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-572-0968 or go to www.us.scotiafunds.com

SCOTIA DYNAMIC U.S. GROWTH FUND

Privacy Notice

(Unaudited)

What we do
How does the Scotia Dynamic U.S. Growth Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Scotia Dynamic U.S. Growth Fund collect my personal information?

We collect your personal information, for example, when you

• open an account

• provide account information

• give us your contact information

• make a wire transfer

• tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes — information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• Our affiliates include companies such as Scotia Institutional Investments
US, LP and Hollis Wealth Inc.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Scotia Dynamic U.S. Growth Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Scotia Dynamic U.S. Growth doesn’t jointly market.

Investment Adviser

Scotia Institutional Asset Management U.S., Ltd.

1 Adelaide St. E., Ste. 2800,

Toronto, ON M5C 2V9

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Legal Counsel

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	6/2/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	6/2/2014

By (Signature and Title)*	/s/ Joel Weiss
Joel Weiss, Treasurer
(principal financial officer)

Date	6/2/2014

* Print the name and title of each signing officer under his or her signature.